Fair value (Tables)	6 Months Ended
Sep. 30, 2022
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected
Assets and liabilities measured at fair value on a recurring basis at March 31, 2022 and September 30, 2022, including those for which the MHFG Group has elected the fair value option, are summarized below:

March 31, 2022	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value

	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	1,604	11	—	1,615
Japanese local government bonds	—	145	—	145
U.S. Treasury bonds and federal agency securities	2,353	711	—	3,064
Other foreign government bonds	907	639	—	1,546
Agency mortgage-backed securities	—	3,176	—	3,176
Residential mortgage-backed securities	—	—	8	8
Certificates of deposit and commercial paper	—	640	—	640
Corporate bonds and other (2)	15	2,743	71	2,829
Equity securities	1,381	213	28	1,622
Trading securities measured at net asset value (3)				284
Derivative financial instruments:
Interest rate contracts	89	4,513	22	4,624
Foreign exchange contracts	—	4,404	32	4,436
Equity-related contracts	77	323	26	426
Credit-related contracts	—	116	2	118
Other contracts	49	18	52	119
Available-for-sale securities:
Japanese government bonds	24,662	497	—	25,159
Japanese local government bonds	—	420	—	420
U.S. Treasury bonds and federal agency securities	373	—	—	373
Other foreign government bonds	363	973	—	1,336
Agency mortgage-backed securities	—	451	—	451
Residential mortgage-backed securities	—	40	18	58
Commercial mortgage-backed securities	—	854	—	854
Japanese corporate bonds and other debt securities	—	1,920	315	2,235
Foreign corporate bonds and other debt securities	—	671	117	788
Equity securities:
Equity securities with readily determinable fair values	3,094	61	—	3,155
Equity securities measured at net asset value (3)				210
Other investments	2	—	56	58

Total assets measured at fair value on a recurring basis	34,969	23,539	747	59,749

Liabilities:
Trading securities sold, not yet purchased	3,054	2,035	—	5,089
Derivative financial instruments:
Interest rate contracts	80	4,636	—	4,716
Foreign exchange contracts	—	4,472	—	4,472
Equity-related contracts	122	183	40	345
Credit-related contracts	—	120	1	121
Other contracts	28	36	52	116
Long-term debt (4)	—	1,962	794	2,756

Total liabilities measured at fair value on a recurring basis	3,284	13,444	887	17,615

September 30, 2022	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value

	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	1,858	11	—	1,869
Japanese local government bonds	—	99	—	99
U.S. Treasury bonds and federal agency securities	2,908	1,129	—	4,037
Other foreign government bonds	863	836	—	1,699
Agency mortgage-backed securities	—	4,068	—	4,068
Residential mortgage-backed securities	—	—	7	7
Certificates of deposit and commercial paper	—	797	—	797
Corporate bonds and other (2)	83	2,603	71	2,757
Equity securities	1,621	181	26	1,828
Trading securities measured at net asset value (3)				140
Derivative financial instruments:
Interest rate contracts	202	8,663	51	8,916
Foreign exchange contracts	—	8,529	42	8,571
Equity-related contracts	96	161	28	285
Credit-related contracts	—	164	2	166
Other contracts	36	18	38	92
Available-for-sale securities:
Japanese government bonds	16,366	737	—	17,103
Japanese local government bonds	—	497	—	497
U.S. Treasury bonds and federal agency securities	435	—	—	435
Other foreign government bonds	279	1,001	—	1,280
Agency mortgage-backed securities	—	494	—	494
Residential mortgage-backed securities	—	37	15	52
Commercial mortgage-backed securities	—	869	—	869
Japanese corporate bonds and other debt securities	—	1,992	130	2,122
Foreign corporate bonds and other debt securities	—	731	161	892
Equity securities:
Equity securities with readily determinable fair values	2,913	55	—	2,968
Equity securities measured at net asset value (3)				278
Other investments	—	—	64	64

Total assets measured at fair value on a recurring basis	27,660	33,672	635	62,385

Liabilities:
Trading securities sold, not yet purchased	2,602	3,333	—	5,935
Derivative financial instruments:
Interest rate contracts	185	9,043	1	9,229
Foreign exchange contracts	—	8,662	3	8,665
Equity-related contracts	69	95	50	214
Credit-related contracts	—	90	4	94
Other contracts	28	26	38	92
Long-term debt (4)	—	1,930	806	2,736

Total liabilities measured at fair value on a recurring basis	2,884	23,179	902	26,965

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	The amount includes CLO and convertible bonds, which are classified in Level 3.
(3)
In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2022 and September 30, 2022 were ¥68 billion and ¥61 billion, respectively.

(4)	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents a reconciliation for all assets and liabilities measured at fair value on
a recurring
basis
using
significant unobservable inputs (Level 3) for the six months ended September 30, 2021 and 2022:

Six months ended September 30, 2021	April 1, 2021	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2021	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	9	—	(2)	—		—	—	—	—	—	(1)	8	—
Corporate bonds and other	1,033	4	(2)	—		—	(1)	232	(144)	—	(298)	826	5
Equity securities	29	1	(2)	—		—	—	—	—	—	—	30	1
Derivative financial instruments, net (1) :
Interest rate contracts	8	(5	) (2)	—		—	—	—	—	—	2	5	(5)
Foreign exchange contracts	23	(1	) (2)	—		—	—	—	—	—	—	22	(2)
Equity-related contracts	(21)	(14	) (2)	—		—	—	—	—	—	(4)	(39)	(22)
Credit-related contracts	2	(1	) (2)	—		(1)	—	—	—	—	1	1	1
Other contracts	—	1	(2)	—		—	—	—	—	—	—	1	—
Available-for-sale securities:
Residential mortgage-backed securities	23	—	(3)	—	(4)	—	—	—	—	—	(3)	20	—
Commercial mortgage-backed securities	716	—	(3)	—	(4)	—	—	63	(6)	—	(7)	766	—
Japanese corporate bonds and other debt securities	365	2	(3)	—	(4)	—	—	8	—	—	(28)	347	2
Foreign corporate bonds and other debt securities	132	—	(3)	(3	) (4)	—	—	19	—	—	(31)	117	—
Other investments	53	(1	) (3)	—		—	—	34	(1)	—	(32)	53	(2)
Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	(1)	1	—	—	—	—
Long-term debt	713	6	(5)	(5	) (4)	1	(1)	—	—	256	(216)	752	9

Six months ended September 30, 2022	April 1, 2022	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2022	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	8	—	(2)	—		—	—	—	—	—	(1)	7	—
Corporate bonds and other	71	6	(2)	—		8	(1)	65	(29)	—	(49)	71	1
Equity securities	28	1	(2)	—		—	—	—	—	—	(3)	26	(1)
Derivative financial instruments, net (1) :
Interest rate contracts	22	24	(2)	—		—	—	—	—	—	4	50	(27)
Foreign exchange contracts	32	7	(2)	—		—	—	—	—	—	—	39	4
Equity-related contracts	(14)	(12	) (2)	—		—	—	—	—	—	4	(22)	(129)
Credit-related contracts	1	(2	) (2)	—		—	—	—	—	—	(1)	(2)	(6)
Other contracts	—	—	(2)	—		—	—	—	—	—	—	—	—
Available-for-sale securities:
Residential mortgage-backed securities	18	—	(3)	—	(4)	—	—	—	—	—	(3)	15	—
Commercial mortgage-backed securities	—	—	(3)	—	(4)	—	—	—	—	—	—	—	—
Japanese corporate bonds and other debt securities	315	—	(3)	—	(4)	—	—	3	—	—	(188)	130	5
Foreign corporate bonds and other debt securities	117	—	(3)	1	(4)	—	(9)	54	—	—	(2)	161	—
Other investments	56	3	(3)	—		—	—	36	—	—	(31)	64	—
Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	—	—	—	—	—	—
Long-term debt	794	96	(5)	6	(4)	1	—	—	—	201	(88)	806	109

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)
Amounts represent total gains or losses recognized in earnings and OCI during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2021 and 2022. The amounts of unrealized gains (losses) in OCI are related to
Available-for-sale
securities and Long-term debt, which were ¥nil

billion and ¥(5) billion, respectively, at September 30, 2021, and ¥5 billion and ¥
6
 billion, respectively, at September 30, 2022.

Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities
Quantitative information about Level 3 fair value measurements
The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2022 and September 30, 2022:

March 31, 2022

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)

(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	26	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	0% - 18% 0% - 0% 100% - 100% 30bps - 167bps	6% 0% 100% 53bps

Corporate bonds and other debt securities	503	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	6% - 24% 0% - 60% 10% - 40% 35bps - 103bps 4bps - 447bps	24% 1% 39% 47bps 340bps

Derivative financial instruments, net:
Interest rate contracts	22	Internal valuation model (3)	IR - IR correlation	23% - 100%	75%

Foreign exchange contracts	32	Internal valuation model (3)	FX - IR correlation FX - FX correlation	11% - 52% 41% - 65%	31% 53%

Equity-related contracts	(14)	Internal valuation model (3)	Equity - IR correlation Equity correlation Equity volatility	25% - 25% 3% - 100% 13% - 121%	25% 90% 47%

Credit-related contracts	1	Internal valuation model (3)	Default rate Credit correlation	0% - 8% 43% - 100%	1% 66%

Other contracts	—	Internal valuation model (3)	Commodity volatility	0% - 89%	55%

Long-term debt	794	Internal valuation model (3)	IR - IR correlation FX - IR correlation FX - FX correlation Equity - IR correlation Equity - FX correlation Equity correlation Equity volatility Default rate Credit correlation	23% - 100% 11% - 52% 41% - 65% 25% - 25% -17% - 17% 3% - 100% 9% - 121% 0% - 8% 19% - 100%	75% 39% 53% 25% 0% 90% 34% 1% 64%

September 30, 2022

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)

(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	22	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	0% - 17% 0% - 2% 100% - 100% 30bps - 167bps	5% 0% 100% 51bps

Corporate bonds and other debt securities	362	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	26% - 26% 0% - 0% 40% - 40% 63bps - 127bps 4bps - 441bps	26% 0% 40% 74bps 26bps

Derivative financial instruments, net:
Interest rate contracts	50	Internal valuation model (3)	IR - IR correlation	23% - 100%	75%

Foreign exchange contracts	39	Internal valuation model (3)	FX - IR correlation FX - FX correlation	5% - 55% 41% - 65%	38% 53%

Equity-related contracts	(22)	Internal valuation model (3)	Equity - IR correlation Equity correlation Equity volatility	25% - 25% 3% - 100% 10% - 181%	25% 91% 54%

Credit-related contracts	(2)	Internal valuation model (3)	Default rate	0% - 13%	2%

Other contracts	—	Internal valuation model (3)	Commodity volatility	0% - 65%	49%

Long-term debt	806	Internal valuation model (3)	IR - IR correlation FX - IR correlation FX - FX correlation Equity - IR correlation Equity - FX correlation Equity correlation Equity volatility Default rate Credit correlation	23% - 100% 5% - 55% 41% - 65% 25% - 25% -17% - 17% 3% - 100% 10% - 181% 0% - 13% 23% - 100%	75% 40% 53% 25% 0% 90% 37% 3% 65%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.
IR	= Interest rate
FX	= Foreign exchange

Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table shows the fair value hierarchy for these items as of March 31, 2022 and September 30, 2022:

March 31, 2022	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	81	—	—	81	128
Loans held-for-sale	76	—	27	49	77
Equity securities (without readily determinable fair values)	4	—	3	1	4
Premises and equipment-net	—	—	—	—	13
Other assets	—	—	—	—	3

Total assets measured at fair value on a nonrecurring basis	161	—	30	131	225

September 30, 2022	Total	Level 1	Level 2	Level 3	Aggregate cost

	(in billions of yen)
Assets:
Loans	94	—	—	94	166
Loans held-for-sale	177	—	51	126	192
Equity securities (without readily determinable fair values)	1	—	1	—	1
Other investments	132	132	—	—	161
Premises and equipment-net	—	—	—	—	1

Total assets measured at fair value on a nonrecurring basis	404	132	52	220	521

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825

The following table shows the carrying amounts and fair values at March 31, 2022 and September 30, 2022, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments-Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 842, “Leases” (“ASC 842”):

	March 31, 2022
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	68,366	68,366	50,628	17,738	—
Investments	1,519	1,466	485	981	—
Loans, net of allowance (Note)	89,264	90,576	—	—	90,576
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	58,054	58,054	—	58,054	—
Interest-bearing deposits	121,833	121,807	—	121,807	—
Due to trust accounts	390	390	—	390	—
Other short-term borrowings	7,567	7,567	—	7,567	—
Long-term debt	9,849	9,681	—	8,162	1,519

	September 30, 2022
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3

	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	74,254	74,254	53,921	20,333	—
Investments	2,072	1,893	843	1,050	—
Loans, net of allowance (Note)	97,409	98,912	—	—	98,912
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	57,249	57,249	—	57,249	—
Interest-bearing deposits	134,533	134,484	—	134,484	—
Due to trust accounts	350	350	—	350	—
Other short-term borrowings	3,593	3,593	—	3,593	—
Long-term debt	10,846	10,198	—	8,632	1,566

Note:	Loans, net of allowance include items measured at fair value on a nonrecurring basis.